Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,255,000.00
Previously Paid Amount	0.00
Total Fee Amount	345.24
Total Offset Amount	0.00
Net Fee	345.24
Narrative - Max Aggregate Offering Price	$ 2,255,000.00
Final Prospectus	true